Even Herd Long Short ETF
Schedule of Investments
as of June 30, 2024 (Unaudited)

COMMON STOCKS - 103.7%	Shares	Value
Aerospace & Defense - 3.8%
AeroVironment, Inc.(a)	1,341	$244,277
Embraer SA - ADR(a)	10,745	277,221
General Electric Co.	2,038	323,981
Howmet Aerospace, Inc.	6,969	541,003
TransDigm Group, Inc.	291	371,784
		1,758,266

Agriculture - 1.8%
Vital Farms, Inc.(a)	17,945	839,288

Apparel - 1.0%
Deckers Outdoor Corp.(a)	488	472,360

Auto Manufacturers - 1.3%
REV Group, Inc.	24,503	609,880

Banks - 2.4%
Banco Macro SA - ADR	6,229	357,108
Grupo Financiero Galicia SA - ADR	6,929	211,750
NatWest Group PLC - ADR	63,886	513,005
		1,081,863

Beverages - 1.0%
Coca-Cola Consolidated, Inc.	410	444,850

Biotechnology - 1.8%
ADMA Biologics, Inc.(a)	72,044	805,452

Building Materials - 1.1%
Aspen Aerogels, Inc.(a)	21,056	502,186

Computers - 4.6%
Crowdstrike Holdings, Inc. - Class A(a)	1,257	481,670
Dell Technologies, Inc. - Class C	1,996	275,268
NetApp, Inc.	6,657	857,421
Pure Storage, Inc. - Class A(a)	7,789	500,132
		2,114,491

Diversified Financial Services - 2.2%
FTAI Aviation Ltd.	9,634	994,518

Electric - 2.0%
NRG Energy, Inc.	2,927	227,896
Vistra Corp.	8,062	693,171
		921,067

Electronics - 2.3%
Amphenol Corp. - Class A	11,950	805,072
Garmin Ltd.	1,494	243,402
		1,048,474

Energy - Alternate Sources - 1.4%
First Solar, Inc.(a)	2,798	630,837

Engineering & Construction - 4.7%
Dycom Industries, Inc.(a)	4,290	723,981
EMCOR Group, Inc.	686	250,445
Primoris Services Corp.	16,073	801,882
Sterling Infrastructure, Inc.(a)	3,148	372,534
		2,148,842

Entertainment - 1.6%
Rush Street Interactive, Inc.(a)	75,512	724,160

Food - 2.1%
Sprouts Farmers Market, Inc.(a)	11,314	946,529

Healthcare - Products - 4.9%
CareDx, Inc.(a)	29,778	462,452
Natera, Inc.(a)	6,101	660,677
TransMedics Group, Inc.(a)	3,972	598,263
Twist Bioscience Corp.(a)	10,617	523,206
		2,244,598

Healthcare - Services - 3.5%
RadNet, Inc.(a)	11,990	706,451
Tenet Healthcare Corp.(a)	6,567	873,608
		1,580,059

Internet - 9.5%
Alphabet, Inc. - Class A	1,929	351,367
Bilibili, Inc. - ADR(a)	20,716	319,855
Chewy, Inc. - Class A(a)	13,400	365,016
GoDaddy, Inc. - Class A(a)	4,902	684,858
Q2 Holdings, Inc.(a)	6,480	390,938
Robinhood Markets, Inc. - Class A(a)	22,084	501,528
Sea Ltd. - ADR(a)	7,955	568,146
Spotify Technology SA(a)	1,140	357,721
Tencent Music Entertainment Group - ADR	57,571	808,873
		4,348,302

Investment Companies - 2.9%
Bitdeer Technologies Group(a)	51,466	528,041
FTAI Infrastructure, Inc.	38,837	335,163
Iris Energy Ltd.(a)	39,406	444,894
		1,308,098

Iron & Steel - 1.5%
Carpenter Technology Corp.	6,128	671,506

Mining - 0.5%
SilverCrest Metals, Inc.(a)	28,340	230,971

Oil & Gas - 1.5%
Antero Resources Corp.(a)	8,135	265,445
Vista Energy SAB de CV - ADR(a)	9,615	437,290
		702,735

Pharmaceuticals - 5.2%
Eli Lilly & Co.	893	808,504
Enliven Therapeutics, Inc.(a)	17,580	410,845
Novo Nordisk A/S - ADR	3,272	467,045
Teva Pharmaceutical Industries Ltd. - ADR(a)	42,475	690,219
		2,376,613

Pipelines - 2.9%
DT Midstream, Inc.	11,222	797,098
NextDecade Corp.(a)	67,005	532,020
		1,329,118

Retail - 9.2%
Boot Barn Holdings, Inc.(a)	6,368	821,026
Brinker International, Inc.(a)	11,504	832,775
Carvana Co.(a)	4,715	606,915
Chipotle Mexican Grill, Inc.(a)	7,800	488,670
Freshpet, Inc.(a)	4,498	581,996
Murphy USA, Inc.	1,033	484,952
Sweetgreen, Inc. - Class A(a)	12,733	383,773
		4,200,107

Semiconductors - 9.5%
FormFactor, Inc.(a)	6,087	368,446
KLA Corp.	713	587,876
Micron Technology, Inc.	4,163	547,559
NVIDIA Corp.	5,765	712,208
Onto Innovation, Inc.(a)	1,799	394,988
QUALCOMM, Inc.	2,160	430,229
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4,500	782,145
Veeco Instruments, Inc.(a)	11,450	534,830
		4,358,281

Software - 3.9%
AppLovin Corp. - Class A(a)	4,220	351,189
AvePoint, Inc.(a)	65,621	683,771
Zeta Global Holdings Corp. - Class A(a)	42,699	753,637
		1,788,597

Telecommunications - 5.1%
Arista Networks, Inc.(a)	1,502	526,421
AST SpaceMobile, Inc.(a)	41,979	487,376
Credo Technology Group Holding Ltd.(a)	15,363	490,694
Turkcell Iletisim Hizmetleri AS - ADR	111,172	842,684
		2,347,175

Transportation - 8.5%
Costamare, Inc.	53,578	880,287
Kirby Corp.(a)	7,466	893,904
Safe Bulkers, Inc.	142,398	828,756
Teekay Tankers Ltd. - Class A	9,795	673,994
ZIM Integrated Shipping Services Ltd.	28,011	621,004
		3,897,945
TOTAL COMMON STOCKS (Cost $44,732,909)		47,427,168

TOTAL INVESTMENTS - 103.7% (Cost $44,732,909)		$47,427,168
Liabilities in Excess of Other Assets - (3.7)%		(1,699,166)
TOTAL NET ASSETS - 100.0%		$45,728,002

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable

(a)	Non-income producing security.

Even Herd Long Short ETF
Schedule of Securities Sold Short
as of June 30, 2024 (Unaudited)

COMMON STOCKS - (38.0)%	Shares	Value
Agriculture - (0.8)%
Darling Ingredients, Inc.	(10,300)	$(378,525)

Airlines - (0.8)%
Allegiant Travel Co.	(6,799)	(341,514)

Apparel - (0.8)%
Capri Holdings Ltd.	(10,818)	(357,859)

Auto Parts & Equipment - (1.3)%
Adient PLC	(11,438)	(282,633)
Magna International, Inc.	(7,874)	(329,921)
		(612,554)

Beverages - (0.7)%
Brown-Forman Corp. - Class A	(6,991)	(308,513)

Biotechnology - (1.4)%
Immunocore Holdings PLC - ADR	(8,374)	(283,795)
Legend Biotech Corp. - ADR	(8,225)	(364,285)
		(648,080)

Commercial Services - (6.1)%
AMN Healthcare Services, Inc.	(6,066)	(310,761)
Custom Truck One Source, Inc.	(71,931)	(312,900)
Global Payments, Inc.	(3,807)	(368,137)
Legalzoom.com, Inc.	(43,887)	(368,212)
Paylocity Holding Corp.	(2,678)	(353,094)
Progyny, Inc.	(14,430)	(412,842)
Remitly Global, Inc.	(28,062)	(340,112)
WillScot Mobile Mini Holdings Corp.	(9,059)	(340,981)
		(2,807,039)

Computers - (0.8)%
EPAM Systems, Inc.	(2,037)	(383,180)

Entertainment - (0.9)%
Caesars Entertainment, Inc.	(10,094)	(401,136)

Healthcare - Products - (2.2)%
Alphatec Holdings, Inc.	(32,787)	(342,624)
Envista Holdings Corp.	(19,479)	(323,936)
Stevanato Group SpA	(19,630)	(360,014)
		(1,026,574)

Healthcare - Services - (0.8)%
Sotera Health Co.	(31,687)	(376,125)

Home Builders - (0.7)%
LGI Homes, Inc.	(3,728)	(333,619)

Internet - (1.5)%
Roku, Inc.	(5,618)	(336,687)
Shutterstock, Inc.	(9,099)	(352,131)
		(688,818)

Leisure Time - (0.8)%
Camping World Holdings, Inc. - Class A	(19,788)	(353,414)

Media - (0.7)%
Cable One, Inc.	(835)	(295,590)

Metal Fabricate & Hardware - (0.7)%
Ryerson Holding Corp.	(16,881)	(329,180)

Oil & Gas - (1.6)%
CVR Energy, Inc.	(13,635)	(365,009)
Par Pacific Holdings, Inc.	(14,974)	(378,093)
		(743,102)

Packaging & Containers - (0.7)%
O-I Glass, Inc.	(27,298)	(303,827)

Pharmaceuticals - (1.8)%
Bausch Health Cos, Inc.	(62,430)	(435,137)
Bristol-Myers Squibb Co.	(8,772)	(364,301)
		(799,438)

Real Estate Investment Trusts (REITs) - (0.6)%
Hudson Pacific Properties, Inc.	(57,030)	(274,314)

Retail - (4.4)%
Bloomin' Brands, Inc.	(18,903)	(363,505)
Five Below, Inc.	(2,847)	(310,237)
Jack in the Box, Inc.	(5,418)	(275,993)
National Vision Holdings, Inc.	(27,451)	(359,333)
Papa John's International, Inc.	(7,019)	(329,753)
The ODP Corp.	(10,000)	(392,700)
		(2,031,521)

Software - (6.2)%
Asana, Inc. - Class A	(23,521)	(329,059)
Braze, Inc. - Class A	(8,609)	(334,373)
CSG Systems International, Inc.	(8,906)	(366,660)
Evolent Health, Inc. - Class A	(15,466)	(295,710)
MongoDB, Inc.	(1,556)	(388,938)
Open Text Corp.	(12,173)	(365,677)
Snowflake, Inc. - Class A	(2,774)	(374,739)
Sprout Social, Inc. - Class A	(10,785)	(384,809)
		(2,839,965)

Telecommunications - (0.8)%
Telkom Indonesia Persero Tbk PT - ADR	(19,925)	(372,597)

Transportation - (0.9)%
JB Hunt Transport Services, Inc.	(2,440)	(390,400)
TOTAL COMMON STOCKS (Proceeds $18,316,240)		(17,396,884)

TOTAL SECURITIES SOLD SHORT - (38.0)% (Proceeds $18,316,240)		$(17,396,884)

Percentages are stated as a percent of net assets.

Summary of Fair Value Exposure at June 30, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024:

Even Herd Long Short ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$47,427,168	$–	$–	$47,427,168
Total Investments	47,427,168	–	–	47,427,168

Liabilities:
Investments:
Common Stocks	(17,396,884)	–	–	(17,396,884)
Total Investments	$(17,396,884)	$–	$–	$(17,396,884)

Refer to the Schedule of Investments for additional information.